Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)	Feb. 28, 2018 USD ($)
ASSETS
Total current assets	¥ 595,025		¥ 282,618		$ 94,031
Total non-current assets	197,257		13,508		31,172
TOTAL ASSETS	792,282		296,126		125,203
LIABILITIES
Total current liabilities	134,334		124,683		21,230
TOTAL LIABILITIES	134,334		124,683		21,230
Total revenue	300,533	$ 47,493	203,188	¥ 93,801
Operating income	61,592	9,734	63,205	6,263
Net income	41,844	6,612	17,339	(31,088)
Net cash provided by operating activities	95,963	15,164	119,479	1,009
Net cash used in investing activities	(170,447)	(26,935)	(10,176)	(6,915)
Net cash provided by financing activities	461,611	72,947	74,903	600
VIE
ASSETS
Total current assets	212,468		172,606		33,576
Total non-current assets	38,697		13,508		6,115
TOTAL ASSETS	251,165		186,114		39,691
LIABILITIES
Total current liabilities	124,127		124,683		19,616
TOTAL LIABILITIES	124,127		124,683		$ 19,616
Total revenue	300,533	47,493	203,188	93,801
Operating income	79,863	12,621	63,439	6,359
Net income	63,489	10,033	45,802	715
Net cash provided by operating activities	88,619	14,004	120,804	1,646
Net cash used in investing activities	(11,812)	(1,867)	¥ (10,176)	¥ (6,915)
Net cash provided by financing activities	¥ 3,550	$ 561